Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000012004 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000012004 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000012004 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000012004 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000012004 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000012004 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000012004 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000012004 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000012004 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000012004 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000012004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000012004 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000012004 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[2]
C000012004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[2]
C000012004 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000012004 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[2]
C000012004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[2]
C000012004 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000012004 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[2]
C000012004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[2]
C000012004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000012004 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)	[2]
C000012004 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[2]
C000012005 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000012005 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000012005 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000012005 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012005 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000012005 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012005 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012005 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012007 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000012007 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000012007 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000012007 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000012007 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[3]
C000012007 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[3]
C000012007 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[3]
C000012007 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000012007 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000012007 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000012007 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000012007 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000012007 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%	[4]
C000012007 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[4]
C000012007 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000012007 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[4]
C000012007 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[4]
C000012007 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[4]
C000012007 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[4]
C000012007 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000012007 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4],[5]
C000012007 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[4]
C000012007 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[4]
C000012008 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000012008 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000012008 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012009 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[6],[7]
C000012009 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[6],[7]
C000012009 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[6],[7]
C000012009 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[6],[7]
C000012009 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.50%	[6],[7],[8]
C000012009 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%	[6]
C000012009 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[6]
C000012009 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%	[6]
C000012009 [Member] | Capital Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[6]
C000012009 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[6]
C000012009 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[6]
C000012009 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[6]
C000012009 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[6]
C000101834 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000101834 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000101834 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000101834 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[9]
C000101834 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[9]
C000101834 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[9]
C000101834 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[9]
C000101834 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[9]
C000101834 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000101834 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000101834 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000101834 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000101834 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%	[10]
C000101834 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[10]
C000101834 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[10]
C000101834 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[10]
C000101834 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[10]
C000101834 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000101834 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[10]
C000101834 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[10]
C000101834 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000101834 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)	[10]
C000101834 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[10]
C000104371 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[11]
C000104371 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
C000104371 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[11]
C000104371 [Member] | Nestle SA Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[11]
C000104371 [Member] | Novartis AG Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[11]
C000104371 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[11]
C000104371 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[11]
C000104371 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[11]
C000104371 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[11]
C000104371 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[11]
C000104371 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%	[12]
C000104371 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000104371 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000104371 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000104371 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104371 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000104371 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104371 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000104371 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000104371 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000104371 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000104371 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000135466 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000135466 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[13]
C000135466 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[13]
C000135466 [Member] | ABB Ltd Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000135466 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000135466 [Member] | Deutsche Telekom AG Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000135466 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000135466 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000135466 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000135466 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000135466 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[14]
C000135466 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000135466 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000135466 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000135466 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000135466 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000135466 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000135466 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000135466 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135466 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135466 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000135466 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
[5]	Ten largest sectors are presented. Additional sectors are found in Other.
[6]	Excludes short-term securities, short investments and options, if any.
[7]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[8]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[9]	Excludes short-term securities.
[10]	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
[11]	Excludes short-term securities.
[12]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[13]	Excludes short-term securities.
[14]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.